Employee Benefit Plans - Schedule of Nonvested Restricted Stock Units Activity (Details) - RSUs - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Number of Shares
Beginning balance (in shares)	42,989	0
Unvested CIT RSUs converted to BancShares RSUs at Merger Date (in shares)		116,958
Unvested CIT PSUs converted to BancShares RSUs at Merger Date (in shares)		10,678
Forfeited (in shares)	(643)	(5,194)
Ending balance (in shares)	20,255	42,989
Weighted Average Grant Date Value
Beginning balance (in dollars per share)	$ 859.76	$ 0
Unvested CIT RSUs converted to BancShares RSUs at Merger Date (in dollars per share)		859.76
Unvested CIT PSUs converted to RSUs at Merger Date (in dollars per share)		859.76
Forfeited (in dollars per share)	859.76	859.76
Ending balance (in dollars per share)	$ 859.76	$ 859.76
Restricted Stock Unit, Settled Awards
Number of Shares
Vested (in shares)	(22,091)	(79,453)
Weighted Average Grant Date Value
Vested (in dollars per share)	$ 859.76	$ 859.76